GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31
	2020	2019

Salaries and related expenses	$167	$326
Stock-based compensation (Note 3, Note 5, Note 7A, Notes 14B3-14B4), Note 15B5 and Notes 16B-C)	1,034	603
Communication and investor relations	44	107
Professional fees	1,412	943
Insurance and other expenses	72	114
	$2,729	$2,093